Note 25 - Operating Segments (Tables)	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the year ended	October 31, 2023				October 31, 2022
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$100,051	$-	$-	$100,051	$76,666	$-	$-	$76,666
Non-interest income	540	9,698	(1,654)	8,584	52	5,839	(165)	5,726
Total revenue	100,591	9,698	(1,654)	108,635	76,718	5,839	(165)	82,392

Provision for (recovery of) credit losses	609	-	-	609	451	-	-	451
	99,982	9,698	(1,654)	108,026	76,267	5,839	(165)	81,941

Non-interest expenses:
Salaries and benefits	25,382	6,046	-	31,428	22,303	4,493	-	26,796
General and administrative	15,140	1,565	(1,654)	15,051	17,614	1,283	(165)	18,732
Premises and equipment	2,462	1,440	-	3,902	2,475	1,390	-	3,865
	42,984	9,051	(1,654)	50,381	42,392	7,166	(165)	49,393

Income (loss) before income taxes	56,998	647	-	57,645	33,875	(1,327)	-	32,548

Income tax provision	15,867	(384)	-	15,483	9,744	146	-	9,890

Net income (loss)	$41,131	$1,031	$-	$42,162	$24,131	$(1,473)	$-	$22,658

Total assets	$4,190,876	$26,443	$(15,709)	$4,201,610	$3,267,479	$22,345	$(23,826)	$3,265,998

Total liabilities	$3,818,412	$28,788	$(22,748)	$3,824,452	$2,912,249	$25,755	$(22,681)	$2,915,323